Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Summary of Actuarial Valuation of Plans	Actuarial Valuation of Plans

(CAD$ in millions)	2023		2022
	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans
Defined benefit obligation
Balance at beginning of year	$1,834	$343	$2,407	$420
Current service cost	39	22	63	26
Past service costs arising from plan improvements	—	—	4	—
Benefits paid	(138)	(21)	(140)	(16)
Interest expense	90	16	71	12
Obligation experience adjustments	11	(5)	12	(5)
Effect from change in financial assumptions	93	14	(595)	(98)
Effect from change in demographic assumptions	1	—	2	—
Changes in foreign exchange rates	(1)	1	10	4
Balance at end of year	1,929	370	1,834	343
Fair value of plan assets
Fair value at beginning of year	2,371	—	2,858	—
Interest income	117	—	86	—
Return on plan assets, excluding amounts included in interest income	115	—	(460)	—
Benefits paid	(138)	(21)	(140)	(16)
Contributions by the employer	28	21	19	16
Changes in foreign exchange rates	(2)	—	8	—
Fair value at end of year	2,491	—	2,371	—
Funding surplus (deficit)	562	(370)	537	(343)
Less effect of the asset ceiling
Balance at beginning of year	390	—	99	—
Interest on asset ceiling	19	—	9	—
Change in asset ceiling	(218)	—	282	—
Balance at end of year	191	—	390	—
Net accrued retirement benefit asset (liability)	$371	$(370)	$147	$(343)

Represented by:
Pension assets (Note 15)	$446	$—	$224	$—
Accrued retirement benefit liability	(75)	(370)	(77)	(343)
Net accrued retirement benefit asset (liability)	$371	$(370)	$147	$(343)

Summary of Defined Benefit Plans
Weighted average assumptions used to calculate the defined benefit obligation at the end of each year are as follows:

	December 31, 2023		December 31, 2022
	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans
Discount rate	4.63%	4.64%	5.05%	5.06%
Rate of increase in future compensation	3.25%	3.25%	3.25%	3.25%
Medical trend rate	—	5.00%	—	5.00%

Summary of Sensitivity of Defined Benefit Obligation to Changes in Weighted Average Assumptions

	2023
	Effect on Defined Benefit Obligation
	Change in Assumption	Increase in Assumption	Decrease in Assumption
Discount rate	1.0%	Decrease by 11%	Increase by 12%
Rate of increase in future compensation	1.0%	Increase by 1%	Decrease by 1%
Medical cost claim trend rate	1.0%	Increase by 1%	Decrease by 1%

	2022
	Effect on Defined Benefit Obligation
	Change in Assumption	Increase in Assumption	Decrease in Assumption
Discount rate	1.0%	Decrease by 10%	Increase by 12%
Rate of increase in future compensation	1.0%	Increase by 1%	Decrease by 1%
Medical cost claim trend rate	1.0%	Increase by 1%	Decrease by 1%

	2023		2022
	Male	Female	Male	Female
Retiring at the end of the reporting period	85.4 years	87.7 years	85.3 years	87.7 years
Retiring 20 years after the end of the reporting period	86.4 years	88.7 years	86.3 years	88.6 years

Summary of Defined Benefit Pension Plan Assets
The defined benefit pension plan assets at December 31, 2023 and 2022 are as follows:

(CAD$ in millions)	2023			2022
	Quoted	Unquoted	Total %	Quoted	Unquoted	Total %
Equity securities	$829	$—	33%	$775	$—	33%
Debt securities	$1,138	$—	46%	$1,099	$—	46%
Real estate and other	$69	$455	21%	$52	$445	21%